May 31, 2024
AltShares Merger Arbitrage ETF

The first paragraph under the “Performance” section on page 6 of the Prospectuses for the Fund is hereby replaced with the following:

Performance

The following bar chart and performance table provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one year and since inception periods compared to the returns of the ICE BofA U.S. 3-Month Treasury Bill Index and Water Island Merger Arbitrage USD Hedged Index. The performance table reflects the performance of the Fund’s shares before and after taxes. The performance shown reflects fee waivers which had a positive effect on performance. Without such fee waivers, performance would have been lower. The voluntary fee waiver arrangement was discontinued on May 31, 2024. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.altsharesetfs.com/arb.

Please retain this supplement for future reference.